DEI Document	Oct. 09, 2026
Document Information
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	Artisan Partners Asset Management Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35826
Entity Tax Identification Number	45-0969585
Entity Address, Address Line One	875 E. Wisconsin Avenue, Suite 800
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	390-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	APAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001517302